PROSPECTUS SUPPLEMENT DATED FEBRUARY 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C, R, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED BELOW:

AIM China Fund                               AIM Japan Fund
AIM Developing Markets Fund                  AIM Trimark Endeavor Fund
AIM Global Health Care Fund                  AIM Trimark Fund
AIM International Total Return Fund          AIM Trimark Small Companies Fund
AIM LIBOR Alpha Fund

At a meeting held on December 13, 2007, the Board of Trustees of AIM Investment Funds (the "Trust") approved for one or more of the series portfolios listed above (each, a "Fund," and collectively, the "Funds") each of the following items, each of which also requires approval by Fund shareholders:

o For each Fund, a new sub-advisory agreement between A I M Advisors, Inc. ("AIM") and each of AIM Funds Management Inc., INVESCO Asset Management Deutschland, GmbH, INVESCO Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. AIM and the Trust's Board of Trustees (the "Board") believe that the proposed sub-advisory agreement would benefit the Funds and their shareholders by permitting AIM to utilize the additional resources and talent of these nine affiliated sub-advisers in managing the Funds. Because AIM would pay all of the sub-advisory fees of the sub-advisers, the proposed sub-advisory agreement would not affect the fees the Funds pay to AIM pursuant to their advisory agreements.

o For each Fund, an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board to terminate the Trust, a Fund or a share class without a shareholder vote. The proposed amendment would give the Board the flexibility to terminate the Trust, a Fund or a share class of a Fund if circumstances warrant without the commensurate expense of seeking a shareholder vote. The Board would terminate the Trust, a Fund or a share class only if they found that doing so was in the best interests of the shareholders of the Trust, Fund or share class, as applicable.

The Board of Trustees has called a meeting of each Fund's shareholders to be held on or about February 29, 2008, to vote on these and other proposals. Only shareholders of record as of November 30, 2007, will be entitled to vote at the meeting. Proposals that are approved by shareholders are expected to become effective on or about May 1, 2008.

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:


CURRENT NAME                                      NEW NAME
------------                                      --------
A I M Advisors, Inc.                              Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.                    Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                          Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.                     Invesco Aim Investment Services, Inc.
A I M Management Group Inc.                       Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.                Invesco Aim Private Asset Management, Inc.
INVESCO Asset Management Limited                  Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                          NEW NAME
--------                                          --------
INVESCO Asset Management (Japan) Limited          Invesco Asset Management (Japan) Limited
INVESCO Global Asset Management (N.A.), Inc.      Invesco Global Asset Management (N.A.), Inc.
INVESCO Hong Kong Limited                         Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.                Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured Management, Inc.           Invesco Senior Secured Management, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED FEBRUARY 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, B, C, R, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF EACH OF THE FUNDS LISTED BELOW:

AIM China Fund                          AIM International Total Return Fund
AIM Developing Markets Fund             AIM Japan Fund
AIM Global Health Care Fund             AIM LIBOR Alpha Fund

AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund

On or about March 31, 2008, the following entities that service the AIM Funds will be changing their names as follows:

CURRENT NAME                            NEW NAME
A I M Advisors, Inc.                    Invesco Aim Advisors, Inc.
A I M Capital Management, Inc.          Invesco Aim Capital Management, Inc.
A I M Distributors, Inc.                Invesco Aim Distributors, Inc.
AIM Investment Services, Inc.           Invesco Aim Investment Services, Inc.
A I M Management Group Inc.             Invesco Aim Management Group, Inc.
AIM Private Asset Management, Inc.      Invesco Aim Private Asset
                                        Management, Inc.
INVESCO Asset Management Limited        Invesco Asset Management Limited

In addition, the following entities that service the AIM Funds have changed their names as follows:

OLD NAME                                NEW NAME
INVESCO Asset Management (Japan)        Invesco Asset Management (Japan) Limited
Limited
INVESCO Global Asset Management         Invesco Global Asset Management
(N.A.), Inc.                            (N.A.), Inc.
INVESCO Hong Kong Limited               Invesco Hong Kong Limited
INVESCO Institutional (N.A.), Inc.      Invesco Institutional (N.A.), Inc.
INVESCO Senior Secured                  Invesco Senior Secured Management, Inc.
Management, Inc.

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